Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of due to related parties
	December 31, 2017	December 31, 2016
Mr. Hengfang Li - (1)	$375,697	$1,199,620
Total	$375,697	$1,199,620

(1)	Mr. Hengfang Li is the Chief Executive Officer (“CEO”) and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed.

Schedule of acquisition deposit made to related parties
	December 31, 2017	December 31, 2016
Shareholder of noncontrolling interest –Venture Business International Limited (“VBI”) - (2)	$-	$565,000
Total	$-	$565,000

(2)	As of December 31, 2016, the Company made a deposit of $565,000 to VBI with the intention to acquire VBI, who owns a 15.68% noncontrolling equity interest in REIT Changjiang for $3.6 million. The transaction was completed as of December 31, 2017.